Note 7 - Premises and Equipment (Detail) - Rental Commitments for the Next Five Years Under Non-Cancelable Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 332
2014	118
2015	99
2016	99
2017	102
Total	750
Building [Member]
2013	325
2014	115
2015	97
2016	99
2017	102
Total	738
Equipment [Member]
2013	7
2014	3
2015	2
2016	0
2017	0
Total	$ 12